Other Expenses, Net - Summary of Other Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Material income and expense [abstract]
Results from the sale of assets and others, net	$ (127)	$ (230)	$ (149)
Restructuring costs	(81)	(48)	(72)
Incremental costs and expenses related to the COVID-19 Pandemic (note 2)	(48)
Impairment losses and remeasurement of assets held for sale	(1,520)	(64)	(62)
Remeasurement of pension liabilities			(8)
Charitable contributions	(3)	(5)	(5)
Other expenses, net	$ (1,779)	$ (347)	$ (296)